Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Loans Payable	¥ 161,439	¥ 161,439
Third parties [Member]
Statement [Line Items]
Loans Payable	140,558	140,558
Shareholders [Member]
Statement [Line Items]
Loans Payable	20,000	20,000
Related parties [Member]
Statement [Line Items]
Loans Payable	¥ 881	¥ 881